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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4975

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                          MFS MULTIMARKET INCOME TRUST
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               (Exact name of registrant as specified in charter)


                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)


                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)


       Registrant's telephone number, including area code: (617) 954-5000

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                       Date of fiscal year end: October 31

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             Date of reporting period: July 1, 2004 - June 30, 2005

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ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04975
Reporting Period: 07/01/2004 - 06/30/2005
MFS Multimarket Income Trust









========================= MFS MULTIMARKET INCOME TRUST =========================


CORPORACION DURANGO SA

Ticker:                      Security ID:  MX01CO0F0019
Meeting Date: APR 29, 2005   Meeting Type: Annual
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Directors' and Audit Committee's   For       For        Management
      Reports for Fiscal Year Ended 12-31-04
2     Accept Individual and Consolidated        For       For        Management
      Financial Statements and Statutory
      Reports
3     Approve Allocation of Income              For       For        Management
4     Elect Management Board, Executive         For       For        Management
      Committee, Supervisory Board, and Board
      Secretary; Fix Their Remuneration
5     Set Aggregate Nominal Amount of Share     For       For        Management
      Repurchase Reserve
6     Designate Inspector or Shareholder        For       For        Management
      Representative(s) of Minutes of Meeting


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REYNOLDS AMERICAN INC

Ticker:       RAI            Security ID:  76182K105
Meeting Date: JUL 28, 2004   Meeting Type: Special
Record Date:  JUN 16, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management


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REYNOLDS AMERICAN INC

Ticker:       RAI            Security ID:  761713106
Meeting Date: MAY 6, 2005    Meeting Type: Annual
Record Date:  MAR 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Betsy S. Atkins           For       For        Management
1.2   Elect  Director E.V. (Rick) Goings        For       For        Management
1.3   Elect  Director Nana Mensah               For       For        Management
1.4   Elect  Director Robert S. (Steve) Miller, For       For        Management
      Jr.
2     Amend Omnibus Stock Plan                  For       Against    Management
3     Ratify Auditors                           For       For        Management
4     Phase Out Sale of Conventional Cigarettes Against   Against    Shareholder
5     Adopt Policy on Internet Advertising      Against   Against    Shareholder
6     Apply Fire Safety Standards for           Against   Against    Shareholder
      Cigarettes


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TYUMENSKAYA OIL CO. JSC

Ticker:                      Security ID:  XS0148404279
Meeting Date: SEP 24, 2004   Meeting Type: Bondholder
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Approve Amendments to Trust Deed, Loan    For       For        Management
      Agreement, and Guarantee Agreement

========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST
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By (Signature and Title)   ROBERT J. MANNING*
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                           Robert J. Manning, Principal Executive Officer

Date:  August 26, 2005

*By (Signature and Title)  SUSAN S. NEWTON
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                           Susan S. Newton, as Attorney-in-Fact

*Executed by Susan S. Newton on behalf of Robert J. Manning pursuant to a Power of Attorney dated July 29, 2005. (1)

(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post Effective Amendment No. 40 filed with the SEC via EDGAR on July 29, 2005.